Schedule of Investments
March 31, 2025 (unaudited)
AmericaFirst Alpha Trends Factor Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 89.93%

Biotechnology - 10.81%
Aldeyra Therapeutics, Inc. (2)	10,446	60,065
TG Therapeutics, Inc. (2)	1,603	63,206
Verona Pharma plc (2)	1,786	113,393

		236,664

Bituminous Coal & Lignite Surface Mining - 3.00%
Peabody Energy Corp. (2)	4,847	65,677

Capital Markets - 2.85%
Ameriprise Financial, Inc.	129	62,450

Consumer Finance - 1.98%
Synchrony Financial	820	43,411

Drawing And Insulating Nonferrous Wire - 0.96%
Corning, Inc.	458	20,967

Electronic Computers - 1.52%
Apple, Inc.	150	33,320

Electrical Utilities - 2.94%
NRG Energy, Inc.	674	64,340

Gold & Silver Ores - 3.94%
Barrick Gold Corp. (2)	4,442	86,352

Ground Transportation - 1.01%
Old Dominion Freight Line, Inc.	133	22,005

Health Care Providers & Services - 1.54%
McKesson Corp.	50	33,650

Household Durables - 2.32%
NVR, Inc. (2)	7	50,711

IT Services - 1.36%
Gartner, Inc. (2)	71	29,802

Insurance - 7.18%
Aflac, Inc.	504	56,040
Loews Corp.	618	56,800
MetLife, Inc.	553	44,400

		157,241

Interactive Media & Services - 1.42%
Meta Platforms Inc. Class A	54	31,123

Machinery - 1.94%
Caterpillar, Inc.	129	42,544

Misc Industrial & Commercial Machinery & Equipment - 0.94%
Eaton Corp. plc	76	20,659

Oil, Gas, and Consumable Fuels - 4.67%
Exxon Mobil Corp.	474	56,373
Valero Energy Corp.	348	45,960

		102,333

Oil & Gas Equipment & Services - 3.52%
Baker Hughes Co. Class A	1,755	77,132

Pharmaceutical Preparations - 2.13%
Bristol-Myers Squibb Co.	764	46,596

Retail-Family Clothing Stores - 2.08%
The TJX Cos., Inc.	373	45,431

Semiconductors - 4.43%
Himax Technologies, Inc. (2)	4,615	33,920
NVIDIA Corp.	581	62,969

		96,889

Services-Homes Building and Financial Services - 1.91%
Dream Finders Home, Inc. Class A (2)	1,850	41,736

Ship & Boat Building & Repairing - 4.07%
Huntington Ingalls Industries, Inc. (2)	437	89,165

Software - 8.96%
Fair Isaac Corp. (2)	43	79,299
GoDaddy, Inc. (2)	243	43,774
Microsoft Corp.	112	42,044
Oracle Corp. (2)	222	31,038

		196,154

Solar - 2.40%
Nextracker, Inc. (2)	1,248	52,591

Specialty Retail - 4.92%
AutoZone, Inc. (2)	14	53,379
O'Reilly Automotive, Inc. (2)	38	54,438

		107,817

Surgical & Medical Instruments & Apparatus - 1.44%
DexCom, Inc. (2)	463	31,618

Technology Hardware & Equipment - 1.05%
Fiserv, Inc. (2)	104	22,966

Trading Companies & Distribution - 2.63%
United Rentals, Inc.	92	57,656

Total Common Stock	(Cost $ 1,669,949)	1,969,002

Money Market Registered Investment Companies - 10.51%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class - 4.33% (3)	230,077	230,077

Total Money Market Registered Investment Companies	(Cost $ 230,077)	230,077

Total Investments - 100.44%	(Cost $ 1,900,026)	2,199,079

Other Liabilities Less Assets - (0.44%)		(9,646)

Total Net Assets - 100.00%		2,189,433

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,199,079	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,199,079	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2025.